Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of distribution of the Bank's net profit (Details) - EUR (€)			1 Months Ended	8 Months Ended	12 Months Ended
	Sep. 27, 2022	May 02, 2022	Nov. 30, 2022	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit Distribution [Line Items]
To dividends				€ 0	€ 2,348,000,000	€ 1,961,000,000	€ 826,000,000
Profit or loss for the year					10,764,000,000	€ 9,653,000,000	€ (7,708,000,000)
Interim dividend
Profit Distribution [Line Items]
Dividends per share (in eur per share)			€ 5.83
Complementary dividend
Profit Distribution [Line Items]
To dividends		€ 869,000,000
Dividends per share (in eur per share)		€ 5.15
Dividends proposed, total per share (in eur per share)	€ 5.95
Banco Santander, S.A.
Profit Distribution [Line Items]
To dividends					1,942,000,000
To voluntary reserves					5,979,000,000
Profit or loss for the year					7,921,000,000
Number of shares outstanding, entitled to receive dividend	16,190,866,119
Banco Santander, S.A. | Interim dividend
Profit Distribution [Line Items]
To dividends					€ 979,000,000
Dividends per share (in eur per share)					€ 5.83
Banco Santander, S.A. | Complementary dividend
Profit Distribution [Line Items]
To dividends					€ 963,356,534
Dividends proposed, total per share (in eur per share)					€ 5.95